Condensed Consolidated Statements of Operations (Q2) - USD ($)		3 Months Ended						6 Months Ended				12 Months Ended
		Jun. 30, 2024		Mar. 31, 2024	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net sales		$ 836,900			$ 1,192,100			$ 1,607,400		$ 2,308,300		$ 4,131,100	$ 1,470,500
Cost of revenue		36,200			41,200			129,600		82,500		164,900	54,500
Gross profit		800,700			1,150,900			1,477,800		2,225,800		3,966,200	1,416,000
Operating costs and expenses
Research and development		4,861,600	[1]		2,197,400	[1]		38,020,200	[1]	5,009,500	[1]	9,715,700	13,633,100
Sales and marketing		1,175,300	[1]		388,400	[1]		2,245,700	[1]	644,500	[1]	1,279,600	625,900
General and administration		13,418,600	[1]		2,321,400	[1]		78,213,700	[1]	4,157,700	[1]	8,878,700	10,345,600
Depreciation		3,700	[1]		16,600	[1]		9,300	[1]	32,900	[1]	59,600	58,700
Total costs and operating expenses	[1]	19,459,200			4,923,800			118,488,900		9,844,600
Loss from operations		(18,658,500)			(3,772,900)			(117,011,100)		(7,618,800)		(15,967,400)	(23,247,300)
Interest income		2,132,700			0			2,161,500		0
Interest expense		157,800			(20,606,300)			(2,659,800)		(22,630,600)		(39,429,100)	(2,038,700)
Change in fair value of derivative liabilities		0			1,611,100			(225,916,000)		7,271,000		2,791,600	(75,809,900)
Loss on the convertion of convertible debt		0			0			(542,300)		0
Income/(loss) from operations before income taxes		(16,368,000)			(22,768,100)			(343,967,700)		(22,978,400)		(58,188,100)	50,523,900
Income tax expense		0			0			0		0		1,100	200
Net profit/(loss)		$ (16,368,000)		$ (327,599,700)	$ (22,768,100)		$ (210,300)	$ (343,967,700)		$ (22,978,400)		$ (58,189,200)	$ 50,523,700
Loss per Share attributable to common stockholders:
Basic (in dollars per share)		$ (0.1)			$ (0.26)			$ (2.67)		$ (0.26)
Diluted (in dollars per share)	[2]	$ (0.1)			$ (0.26)			$ (2.67)		$ (0.26)
Weighted Average Shares used to compute net loss per share attributable to common stockholders:
Basic (in shares)		166,726,512			87,500,000			128,735,253		87,500,000
Diluted (in shares)		166,726,512			87,500,000			128,735,253		87,500,000

[1]	Costs of operating expenses include stock based compensation expense as follows:
[2]	Loss per share attributable to common stockholders for diluted calculation is based on the Basic weighted shares as these are not dilutive. The Basic and diluted loss per share attributable to common stockholders are therefore the same.